Related parties (Tables)	12 Months Ended
Dec. 31, 2021
schedule of accounts payable to related parties	The Company’s accounts payable to related parties are comprised as follows:
	At December 31,
	2021	2020
	(in Euros)
OSR - San Raffaele Hospital	€25,047	€4,085
XDG Biomed	-	5,942
Total	€25,047	€10,027

schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At December 31,
	2021	2020
	(in Euros)
OSR - San Raffaele Hospital	€19,201	€1,309,191
Pierluigi Paracchi	25,000	25,000
Richard Slansky	53,502	-
XDG Biomed	34,438	25,000
Total	€132,141	€1,359,191

Research and Development Expense [Member]
schedule of third party and general and administrative expenses

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	For the Year Ended December 31, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€946,156	€711,464	€1,657,620
Materials & supplies	1,231,019	-	1,231,019
Compensation (including share-based)	284,957	214,892	499,849
Travel & entertainment	-	596	596
Other	1,593	-	1,593
Total	€2,463,725	€926,952	€3,390,677

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€1,454,576	€2,009,884	€3,464,460
Materials & supplies	709,183	3,124	712,307
Compensation (including share-based)	145,700	326,400	472,100
Travel & entertainment	16,742	17,724	34,466
Other	5,128	-	5,128
Total	€2,331,329	€2,357,132	€4,688,461

	For the Year Ended December 31, 2019
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€74,518	€2,036,870	€2,111,388
Compensation (including share-based)	171,289	581,949	753,238
Materials & supplies	649,574	-	649,574
Travel & entertainment	97,063	36,510	133,573
Other	55,209	-	55,209
Total	€1,047,653	€2,655,329	€3,702,982

General and Administrative Expense [Member]
schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	For the Year Ended December, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€353,177	€567,624	€920,801
Accounting, legal & other professional	390,134	-	390,134
Communication & IT related	52,230	-	52,230
Facility & insurance related	71,181	14,399	85,580
Consultants & other third parties	675,688	-	675,688
Other	164,468	7,695	172,163
Total	€1,706,878	€589,718	€2,296,596

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€191,998	€298,628	€490,626
Accounting, legal & other professional	239,861	-	239,861
Communication & IT related	64,430	-	64,430
Facility & insurance related	24,685	14,402	39,087
Consultants & other third parties	59,648	1,495	61,143
Other	6,618	-	6,618
Total	€587,240	€314,525	€901,765

	For the Year Ended December 31, 2019
	Third Parties	Related Parties	Total
	(In Euros)
Consultants & other third parties	€375,201	€-	€375,201
Compensation (including share-based)	171,698	277,849	449,547
Accounting, legal & other professional	40,745	-	40,745
Communication & IT related	14,759	-	14,759
Facility & insurance related	13,630	-	13,630
Other	22,336	5,302	27,638
Total	€638,369	€283,151	€921,520